Trade Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Trade Receivables, Net

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

At amortized cost
Gross carrying amount	$109,473,101	$109,408,693	$3,560,322
Less: Allowance for impairment loss	103,353	164,408	5,350

	109,369,478	109,244,285	3,554,972
At FVTOCI	6,092,462	5,402,714	175,812

	$115,462,210	$114,646,999	$3,730,784

Summary of Loss Allowance of Trade Receivables Based on Group's Provision Matrix	The following table details the loss allowance of trade receivables based on the Group’s provision matrix.
December 31, 2021

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Expected credit loss rate	0%	0%-10%	0%-70%	1%-100%	0%-100%

Gross carrying amount	$105,538,390	$3,136,438	$609,695	$99,118	$89,460	$109,473,101
Loss allowance (Lifetime ECLs)	(18,062)	(1,811)	(22,785)	(46,337)	(14,358)	(103,353)

	$105,520,328	$3,134,627	$586,910	$52,781	$75,102	$109,369,748

December 31, 2022

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Expected credit loss rate	0%	0%-10%	0%-70%	1%-100%	0%-100%

Gross carrying amount	$102,857,157	$4,765,548	$1,413,656	$294,937	$77,395	$109,408,693
Loss allowance (Lifetime ECLs)	(20,445)	(1,778)	(47,752)	(70,133)	(24,300)	(164,408)

	$102,836,712	$4,763,770	$1,365,904	$224,804	$53,095	$109,244,285

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Expected credit loss rate	0%	0%-10%	0%-70%	1%-100%	0%-100%

Gross carrying amount	$3,347,125	$155,078	$46,002	$9,598	$2,519	$3,560,322
Loss allowance (Lifetime ECLs)	(665)	(58)	(1,554)	(2,282)	(791)	(5,350)

	$3,346,460	$155,020	$44,448	$7,316	$1,728	$3,554,972

Summary of Movements of Loss Allowance of Trade Receivables
The movements of the loss allowance of trade receivables were as follows:

	December 31
	2020	2021	2022
	NT$	NT$	NT$	US$ (Note 4)

Balance at January 1	$136,497	$97,358	$103,353	$3,363
Remeasurement of loss allowance	(55,742)	17,078	59,490	1,936
Reclassification	(6,970)	—	—	—
Acquisition through business combinations	32,460	—	—	—
Amounts written off	(3,944)	(399)	—	—
Disposal of subsidiaries	—	(4,637)	—	—
Effects of foreign currency exchange differences	(4,943)	(6,047)	1,565	51

Balance at December 31	$97,358	$103,353	$164,408	$5,350

Summary of Loss Allowance For Current Financial Assets At Fair Value Routed Through Other Comprehensive Income	The following table details the loss allowance of trade receivables at FVTOCI based on the Group’s provision matrix.

December 31, 2021
	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Expected credit loss rate	0%	0%	0%	0%	—

Gross carrying amount	$5,991,543	$9,415	$91,493	$11	$—	$6,092,462
Loss allowance (Lifetime ECLs)	—	—	—	—	—	—

	$5,991,543	$9,415	$91,493	$11	$—	$6,092,462

December 31, 2022
	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	NT$	NT$	NT$	NT$	NT$	NT$

Expected credit loss rate	0%	0%	0%	0%	—

Gross carrying amount	$5,291,410	$22,221	$83,767	$5,316	$—	$5,402,714
Loss allowance (Lifetime ECLs)	—	—	—	—	—	—

	$5,291,410	$22,221	$83,767	$5,316	$—	$5,402,714

	Not Past Due	Overdue 1 to 30 days	Overdue 31 to 90 Days	Overdue Over 91 Days	Individually Impaired	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Expected credit loss rate	0%	0%	0%	0%	—

Gross carrying amount	$172,190	$723	$2,726	$173	$—	$175,812
Loss allowance (Lifetime ECLs)	—	—	—	—	—	—

	$170,190	$723	$2,726	$173	$—	$175,812

Disclosure of transferred financial assets that are not derecognised in their entirety
The followings were the Group’s outstanding trade receivables transferred but not yet due:

Counterparty	Receivables Factoring Proceed		Reclassified to Other Receivables		Advances Received- Unused		Advances Received- Used		Annual Interest Rates on Advances Received (%)

December 31, 2021

BNP Paribas	EUR	12,115	EUR	12,081	EUR	11,475	EUR	34	0.80
First Commercial Bank	NT$	8,565	NT$	—	NT$	—	NT$	8,565	1.95

December 31, 2022

BNP Paribas	EUR	23,600	EUR	18,283	EUR	17,103	EUR	5,317	0.80